Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 5,856,114	$ 2,217,752
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	109,607	109,607
Guardforce 3 Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]	331,368	163,590
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	1,926,544	1,626,726
Richard Stagg [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[3]	17,624	15,976
GF Technovation Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		4,487
Quantum Infosec Inc [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		724
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	2,770,085
Shenzhen Zhongzhi Yonghao Robot Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	407,528
Shenzhen Quanban Technology Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	101,564
Guardforce Security Service (Shanghai) Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	186,583
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties			$ 301,853

[1]	Amounts due to Mr. Tu and Profit Raider Investment Limited represented interest accrued on the respective loans.
[2]	Amounts due to Guardforce Holdings (HK) Limited are comprised of $164,419 advances made and $166,949 accrued interests on the loans.
[3]	Amounts due to Richard Stagg are comprised of $15,976 advances made and $1,648 accrued interests on the advance at 3% interest rate per annum. The balance was fully repaid in July 20, 2022.
[4]	These related parties are owned or controlled by Mr. Tu, the Company’s majority shareholder. Amounts due to related parties as of June 30, 2022 represent accounts payable for the purchase of robots from the related parties.
[5]	Shenzhen Qianban Technology Co., Ltd is owned or controlled by Mr. Tu, the Company’s majority shareholder and Guardforce Security Service (Shanghai) Co., Ltd. is owned or controlled by Mr. Tu’s father. Amounts due to related parties as of June 30, 2022 represent business advances for operational purposes.